OIL AND GAS PROPERTY, NET	12 Months Ended
Dec. 31, 2021
Extractive Industries [Abstract]
OIL AND GAS PROPERTY, NET

NOTE 5 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas activities by classification.

	As of December 31,
	2021	2020
Oil and gas property – subject to amortization	$23,828,143	$20,912,041
Accumulated depletion and impairment	(20,223,663)	(19,573,054)
Oil and gas property – subject to amortization, net	$3,604,480	$1,338,987

Oil and gas property – not subject to amortization	$1,151,804	$1,113,494
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,151,804	$1,113,494

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil and Gas Property – Kruh Block
January 1, 2019	$1,999,817
Additional capitalization	245,202
Depletion	(817,533)
December 31, 2019	$1,427,486
Additional capitalization	566,244
Depletion	(654,743)
December 31, 2020	$1,338,987
Additional capitalization	2,916,102
Depletion	(650,609)
December 31, 2021	$3,604,480

During the years ended December 31, 2021, 2020 and 2019 the Company incurred an aggregated development costs and abandonment and site restoration provisions, which were capitalized, at $2,916,102, $566,244 and $245,202 respectively, mainly for the purpose of the geological and geophysical studies and drilling of wells.

Depletion recorded for production on properties subject to amortization for the years ended December 31, 2021, 2020 and 2019 were $650,609, $654,743 and $817,533 respectively.

Furthermore, the Company did not record any impairment to the oil and gas property -Kruh Block Proven as a result of the ceiling tests conducted due to that the present value of estimated future net revenues generated by the oil and gas property -Kruh Block Proven exceeded the carrying balances.